Net Income (Loss) Per Share	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
11.
Net Income (Loss) Per Share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	March 31,
	2023	2022
Numerator
Net income (loss)	$1,166	$(26,733)
Net income (loss) attributable to ordinary shareholders—basic and diluted	$1,166	$(26,733)
Denominator
Weighted-average number of ordinary shares outstanding - basic	65,130,907	42,644,340
Dilutive effect of ordinary shares issuable from assumed vesting of restricted share units	632,887	—
Weighted-average number of ordinary shares outstanding - diluted	65,763,794	42,644,340
Net income (loss) per share:
Net income (loss) per share attributable to ordinary shareholders—basic	$0.02	$(0.63)
Net income (loss) per share attributable to ordinary shareholders—diluted	$0.02	$(0.63)

The Company used the treasury stock method to determine the number of dilutive shares. The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the three months ended March 31, 2023 and 2022 because including them would have had an anti-dilutive effect:

	March 31,
	2023	2022
Unvested ordinary shares	4,350	35,731
Share options	10,347,422	8,105,221
Restricted share units	—	594,895
Total	10,351,772	8,735,847